N-2 - USD ($)		1 Months Ended	3 Months Ended										6 Months Ended		12 Months Ended
		Oct. 28, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2022		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cover [Abstract]
Entity Central Index Key													0001495222
Amendment Flag													false
Document Type													N-CSRS
Entity Registrant Name													Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	[1],[2],[3]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

—

(1)

Offering expenses borne by us (as a percentage of offering price)

—

(2)

Distribution reinvestment plan expenses

—

(3)

Total stockholder transaction expenses (as a percentage of offering price)

Sales Load [Percent]	[2]
Dividend Reinvestment and Cash Purchase Fees	[3]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Other Transaction Expense 2 [Percent]
Annual Expenses [Table Text Block]	[4],[5],[6],[7],[8],[9]

Annual expenses (estimated as a percentage of net assets attributable to common stock):

Base management fee

3.25

%(4)(5)

Incentive fees payable under our investment advisory agreement (20% of net investment income)

4.54

%(5)

Interest payments on borrowed funds

3.65

%(6)(7)

Other expenses

1.13

%(8)

Total annual expenses

12.57

%(9)

Management Fees [Percent]	[8]												3.25%
Interest Expenses on Borrowings [Percent]	[7]												3.65%
Incentive Fees [Percent]	[4]												4.54%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[9]												1.13%
Total Annual Expenses [Percent]	[6]												12.57%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$168	$407	$600	$935

Expense Example, Year 01													$ 168
Expense Example, Years 1 to 3													407
Expense Example, Years 1 to 5													600
Expense Example, Years 1 to 10													$ 935
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this report contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]													as a percentage of offering price
Other Expenses, Note [Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$168	$407	$600	$935

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement (as defined below), which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at NAV, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below NAV. See “Distribution Reinvestment Plan” in this report for additional information regarding our distribution reinvestment plan.

Management Fee not based on Net Assets, Note [Text Block]

(5)      The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. Amount reflects the estimated annual incentive fees payable to our investment adviser, Oxford Lane Management, LLC. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2023 and adjusted to include the estimated incentive fee based on the issuance of an additional $50.0 million of common stock.

The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•         no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•         100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•         20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to our investment adviser)

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Year

8.50% Series 2017 Term Preferred Shares(5)

2016

$

—

—

$

—

$

—

2015

$

15,811,250

2.47

$

25

$

1.03

2014

$

15,811,250

3.99

$

25

$

1.05

2013

$

15,811,250

8.79

$

25

$

1.03

7.50% Series 2023 Term Preferred Shares(6)(10)(13)

2022

$

—

—

$

—

$

—

2021

$

57,034,875

2.88

$

25

$

0.97

2020

$

60,400,025

2.01

$

25

$

1.01

2019

$

90,400,025

2.73

$

25

$

1.01

2018

$

90,400,025

2.41

$

25

$

1.02

2017

$

90,400,025

2.59

$

25

$

1.01

2016

$

90,638,450

1.91

$

25

$

0.97

2015

$

73,869,250

2.47

$

25

$

0.98

2014

$

65,744,250

3.99

$

25

$

0.94

8.125% Series 2024 Term Preferred Shares(7)

2018

$

—

—

$

—

$

—

2017

$

50,504,475

2.59

$

25

$

1.02

2016

$

50,539,775

1.91

$

25

$

1.00

2015

$

60,687,500

2.47

$

25

$

1.01

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)(10)
2023 (as of September 30, 2022)	$68,125,375	2.58	$25	$1.01
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(9)(10)
2023 (as of September 30, 2022)	$88,120,150	2.58	$25	$0.97
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares(14)
2023 (as of September 30, 2022)	$67,172,500	2.58	$25	$0.95
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares(16)
2023 (as of September 30, 2022)	$63,750,000	2.58	$25	$0.97

Repurchase Agreement(11)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031(12)
2023 (as of September 30, 2022)	$100,000,000	2.58	$25	$0.99
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027(15)
2023 (as of September 30, 2022)	$100,000,000	2.58	$25	$0.95
2022	$100,000,000	3.21	$25	$0.99

____________

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred, the Notes Shares and the Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares and the Notes, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.

(9)      On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.

(10)    On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(11)    On May 1, 2019, the MRA was amended to (i) extend the maturity date of the Repo from July 2, 2019 to January 2, 2020, and (ii) reduce the funding cost of the MRA from 3-month LIBOR plus 3.15% per annum to 3-month LIBOR plus 2.90% per annum effective as of July 2, 2019. In addition, the Repo was partially paid down on May 15, 2019, from approximately $42.5 million to $35.0 million. On August 15, 2019, the MRA was amended to extend the maturity date of the Repo from January 2, 2020, to April 2, 2020. On November 4, 2019, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $8.2 million. On December 26, 2019, the Fund amended the MRA to extend the maturity date of the Repo from April 2, 2020 to October 2, 2020 and sold CLO securities to Nomura with a market value of approximately $50.0 million, resulting in an increase in the maximum facility size of the Repo from $35.0 million to $50.0 million. On March 17, 2020, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $20.9 million. In addition, the Repo was partially paid down on March 30, 2020, from $50,000,000 to $40,000,000. On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(12)    On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.

(13)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

(14)    On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.

(15)    In January 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027.

(16)    On June 6, 2022, we completed an underwritten public offering of 2,400,000 shares of our newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.

Senior Securities, Note [Text Block]

Senior Securities Table

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2016	$—	—	$—	$—
2015	$15,811,250	2.47	$25	$1.03
2014	$15,811,250	3.99	$25	$1.05
2013	$15,811,250	8.79	$25	$1.03

7.50% Series 2023 Term Preferred Shares(6)(10)(13)
2022	$—	—	$—	$—
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98
2014	$65,744,250	3.99	$25	$0.94

8.125% Series 2024 Term Preferred Shares(7)
2018	$—	—	$—	$—
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)(10)
2023 (as of September 30, 2022)	$68,125,375	2.58	$25	$1.01
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(9)(10)
2023 (as of September 30, 2022)	$88,120,150	2.58	$25	$0.97
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares(14)
2023 (as of September 30, 2022)	$67,172,500	2.58	$25	$0.95
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares(16)
2023 (as of September 30, 2022)	$63,750,000	2.58	$25	$0.97

Repurchase Agreement(11)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031(12)
2023 (as of September 30, 2022)	$100,000,000	2.58	$25	$0.99
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027(15)
2023 (as of September 30, 2022)	$100,000,000	2.58	$25	$0.95
2022	$100,000,000	3.21	$25	$0.99

____________

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred, the Notes Shares and the Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares and the Notes, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.

(9)      On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.

(10)    On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(11)    On May 1, 2019, the MRA was amended to (i) extend the maturity date of the Repo from July 2, 2019 to January 2, 2020, and (ii) reduce the funding cost of the MRA from 3-month LIBOR plus 3.15% per annum to 3-month LIBOR plus 2.90% per annum effective as of July 2, 2019. In addition, the Repo was partially paid down on May 15, 2019, from approximately $42.5 million to $35.0 million. On August 15, 2019, the MRA was amended to extend the maturity date of the Repo from January 2, 2020, to April 2, 2020. On November 4, 2019, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $8.2 million. On December 26, 2019, the Fund amended the MRA to extend the maturity date of the Repo from April 2, 2020 to October 2, 2020 and sold CLO securities to Nomura with a market value of approximately $50.0 million, resulting in an increase in the maximum facility size of the Repo from $35.0 million to $50.0 million. On March 17, 2020, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $20.9 million. In addition, the Repo was partially paid down on March 30, 2020, from $50,000,000 to $40,000,000. On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(12)    On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.

(13)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

(14)    On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.

(15)    In January 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027.

(16)    On June 6, 2022, we completed an underwritten public offering of 2,400,000 shares of our newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Review

The Fund’s investment objective is to maximize its portfolio’s risk-adjusted total return over its investment horizon. Our current focus is to seek that return by investing in equity and junior debt tranches of CLO vehicles(1), which are collateralized primarily by diverse portfolios of senior loans made to companies whose debt is unrated or is rated below investment grade. Such CLO vehicles generally have little to no exposure to real estate loans, mortgage loans or pools of consumer-based debt, such as credit card receivables or auto loans. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate senior loans that may be used to form the basis of a CLO vehicle.

Structurally, CLO vehicles are entities formed to originate and manage a portfolio of loans. The loans within a CLO vehicle are limited to those which, on an aggregated basis, have met established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit or industry.

An investment in our Fund carries with it a significant number of meaningful risks, certain of which are discussed in the notes to our financial statements. Investors should read “Note 14. Risks and Uncertainties”, as well as our prospectus, carefully.

1.       A CLO vehicle is formed by issuing various classes or “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. The tranches of CLO vehicles rated “BB” or “B” may be referred to as “junk.” The equity of a CLO vehicle is generally structured to absorb the CLO’s losses before any of the CLO’s debt tranches, and it also has the lowest level of payment priority among the CLO’s tranches; therefore, the equity is typically the riskiest tranche of a CLO vehicle.

Risk Factors [Table Text Block]

Principal Risks

In the normal course of business, the Fund invests in financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. The following list is not intended to be a comprehensive listing of all of the potential risks associated with the Fund. The Fund’s prospectus provides a detailed discussion of the Fund’s risks.

There are significant potential conflicts of interest which could impact our investment returns.

Oxford Lane Management, LLC’s (“Oxford Lane Management”) investment team manages the portfolio of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs. Additionally, Oxford Lane Management’s investment team manages the portfolio of Oxford Bridge II, LLC and Oxford Gate Master Fund, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of its investment adviser, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the SEC issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is the Fund’s investment adviser or an investment adviser controlling, controlled by, or under common control with our investment adviser, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the 1940 Act, providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

A general increase in interest rates may have the effect of making it easier for our investment adviser to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of the Fund’s Investment Advisory Agreement with Oxford Lane Management, any general increase in interest rates will likely have the effect of making it easier for Oxford Lane Management to meet the quarterly hurdle rate for payment of net investment income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of Oxford Lane Management. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, Oxford Lane Management could potentially receive a significant portion of the increase in the Fund’s investment income attributable to such a general increase in interest rates. If that were to occur, the Fund’s increase in net earnings, if any, would likely be significantly smaller than the relative increase in Oxford Lane Management’s net investment income incentive fee resulting from such a general increase in interest rates.

We may borrow money and/or issue preferred stock to leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on our investment adviser’s and our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

The application of risk retention rules under Section 941 the Dodd-Frank Act to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.

There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.

Due to the COVID-19 pandemic or other disruptions in the economy, we may reduce, defer or eliminate our distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.

The Fund cannot assure you that it will achieve investment results that will allow us to make a specified level of cash distributions. The Fund may also distribute taxable distributions that are payable in cash or shares of our common stock at the election of each stockholder. Under certain applicable IRS guidance, distributions by publicly offered RICs that are payable in cash or in shares of stock at the election of stockholders are treated as taxable distributions. The Internal Revenue Service has published a revenue procedure indicating that this rule will apply even where the total amount of cash to be distributed is not less than 20% of the total distribution. Under this revenue procedure, if too many stockholders elect to receive their distributions in cash, the cash available for distribution must be allocated among the stockholders electing to receive cash (with the balance of the distribution paid in stock). In no event will any stockholder electing to receive cash, receive less than the lesser of (a) the portion of the distribution such stockholder has elected to receive in cash or (b) an amount equal to his, her or its entire distribution times the percentage limitation on cash available for distribution. If the Fund decides to make any distributions consistent with this revenue procedure that are payable in part in our stock, taxable stockholders receiving such distributions will be required to include the full amount of the distribution (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain distribution) to the extent of the Fund’s current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such distributions in excess of any cash received. If a U.S. stockholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of its stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of such distribution that is payable in stock. In addition, if a significant number of the Fund’s stockholders determine to sell shares of its stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of its stock.

If a CLO vehicle in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” generally imposes a 30% withholding tax on payments of certain types of income to foreign financial institutions (“FFIs”) unless such FFIs either (i) enter into an agreement with the U.S. Treasury to report certain required information with respect to accounts held by U.S. persons (or held by foreign entities that have U.S. persons as substantial owners) or (ii) reside in a jurisdiction that has entered into an intergovernmental agreement (“IGA”) with the United States to collect and share such information and are in compliance with the terms of such IGA and any enabling legislation or regulations. The types of income subject to the tax include U.S. source interest and dividends. While existing U.S. Treasury regulations would also require withholding on payments of the gross proceeds from the sale of any property that could produce U.S. source interest or dividends, the U.S. Treasury Department has indicated in subsequent proposed regulations its intent to eliminate this requirement. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding tax. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund’s operating results and cash flows.

Effects of Leverage [Text Block]

The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in the Fund’s common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	(19.1)%	(11.3)%	(3.5)%	4.3%	12.1%

____________

(1)      Assumes (i) $1,353.4 million in pro forma total assets as of September 30, 2022 (adjusted to reflect the issuance of $68.1 million in outstanding 6.75% Series 2024 Term Preferred Shares, $88.1 million in outstanding 6.25% Series 2027 Term Preferred Shares, $67.2 million in outstanding 6.00% Series 2029 Term Preferred Shares, $63.8 million in outstanding 7.125% Series 2029 Term Preferred Shares, $100.0 million in outstanding 6.75% Notes and $100.0 million in outstanding 5.00% Notes; (ii) $833.2 million in pro forma net assets as of September 30, 2022 (adjusted to reflect the issuances described above); and (iii) an annualized average interest rate on our indebtedness and preferred equity, as of September 30, 2022 (adjusted to reflect the issuances described above), of 6.25%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.25% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

Annual Interest Rate [Percent]													2.25%
Effects of Leverage [Table Text Block]
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	(19.1)%	(11.3)%	(3.5)%	4.3%	12.1%

Return at Minus Ten [Percent]	[10]												(19.10%)
Return at Minus Five [Percent]	[10]												(11.30%)
Return at Zero [Percent]	[10]												(3.50%)
Return at Plus Five [Percent]	[10]												4.30%
Return at Plus Ten [Percent]	[10]												12.10%
Share Price [Table Text Block]
	Price Range				Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
	NAV(1)		High	Low
Fiscal 2023
Third Quarter (through October 28, 2022)	$	*	$5.54	$4.85	*	*	$0.225
Second Quarter		$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter		$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter		$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter		$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter		$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter		$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

Fiscal 2021
Fourth Quarter		$5.94	$6.95	$5.24	17.0%	(11.8)%	$0.203
Third Quarter		$5.44	$6.07	$4.21	11.6%	(22.6)%	$0.203
Second Quarter		$3.88	$4.77	$3.95	22.9%	1.8%	$0.203
First Quarter		$3.23	$6.25	$2.50	93.5%	(22.6)%	$0.405

Share Prices Not Actual Transactions [Text Block]

Price Range of Common Stock

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the NAV per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	Price Range				Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
	NAV(1)		High	Low
Fiscal 2023
Third Quarter (through October 28, 2022)	$	*	$5.54	$4.85	*	*	$0.225
Second Quarter		$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter		$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter		$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter		$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter		$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter		$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

Fiscal 2021
Fourth Quarter		$5.94	$6.95	$5.24	17.0%	(11.8)%	$0.203
Third Quarter		$5.44	$6.07	$4.21	11.6%	(22.6)%	$0.203
Second Quarter		$3.88	$4.77	$3.95	22.9%	1.8%	$0.203
First Quarter		$3.23	$6.25	$2.50	93.5%	(22.6)%	$0.405

____________

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

On October 28, 2022, the last reported sales price of our common stock was $5.39 per share. As of October 28, 2022, we had 113 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of October 28, 2022, our shares of common stock traded at a discount equal to approximately 9.33% of our net asset value per share as of September 30, 2022. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 16. ISSUANCES OF COMMON STOCK

The Fund sold a total of 12,771,940 shares of common stock pursuant to an “at-the-market” offering during the six months ended September 30, 2022. The total amount of capital raised under these issuances was approximately $80.9 million and net proceeds were approximately $80.1 million after deducting the sales agent’s commissions and offering expenses.

The Fund sold a total of 42,165,903 shares of common stock pursuant to an “at-the-market” offering during the fiscal year ended March 31, 2022. The total amount of capital raised under these issuances was approximately $314.3 million and net proceeds were approximately $310.6 million after deducting the sales agent’s commissions and offering expenses.

For the six months ended September 30, 2022, the Fund issued 1,639,165 shares of common stock in connection with the distribution reinvestment plan. For the year ended March 31, 2022, the Fund issued 1,859,664 shares of common stock in connection with the distribution reinvestment plan.

Security Dividends [Text Block]

On October 27, 2022, the Board of Directors declared monthly distributions $0.075 per share on its common stock, as follows:

Month Ending	Record Date	Payment Date	Amount Per Share
January 31, 2023	January 17, 2023	January 31, 2023	$0.075
February 28, 2023	February 14, 2023	February 28, 2023	$0.075
March 31, 2023	March 17, 2023	March 31, 2023	$0.075

On October 27, 2022, the Board of Directors declared the required monthly dividends on its 6.75% Series 2024, 6.25% Series 2027, 6.00% Series 2029, and 7.125% Series 2029 Term Preferred Shares (each, a “Share”), as follows:

	Per Share Dividend Amount Declared	Record Dates	Payable Dates
6.75% Series 2024	$0.14062500	December 16, 2022, January 17, 2023, February 14, 2023	December 30, 2022, January 31, 2023, February 28, 2023

6.25% Series 2027	$0.13020833	December 16, 2022, January 17, 2023, February 14, 2023	December 30, 2022, January 31, 2023, February 28, 2023

6.00% Series 2029	$0.12500000	December 16, 2022, January 17, 2023, February 14, 2023	December 30, 2022, January 31, 2023, February 28, 2023

7.125% Series 2029	$0.14843750	December 16, 2022, January 17, 2023, February 14, 2023	December 30, 2022, January 31, 2023, February 28, 2023

Long Term Debt, Issuance and Substitution [Text Block]

The Fund’s Term Preferred Share activity for the six months ended September 30, 2022, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2022	2,725,015	3,524,806	2,686,900	—	8,936,721
Shares issued	—	—	—	2,550,000	2,550,000
Shares redeemed	—	—	—	—	—
Shares outstanding at September 30, 2022	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

The Fund’s Term Preferred Share balances as of September 30, 2022, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(583,116)	(1,903,143)	(2,046,735)	(2,259,835)	(6,792,829)
Carrying value	$67,542,259	$86,217,007	$65,125,765	$61,490,165	$280,375,196
Fair value(1)	$67,035,369	$81,105,786	$60,777,678	$58,395,000	$267,313,833
Fair value price per share(1)	$24.60	$23.01	$22.62	$22.90

____________

(1)      Represents the September 30, 2022 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at September 30, 2022. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of September 30, 2022, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.8 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the six months ended September 30, 2022:

6.75% Series 2024 Term
Preferred Shares

6.25% Series 2027 Term
Preferred Shares

6.00% Series 2029 Term
Preferred Shares

7.125% Series 2029 Term
Preferred Shares

Total

Outstanding Security, Authorized [Shares]													450,000,000
Outstanding Security, Held [Shares]													158,889,507
Conflicts to Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are significant potential conflicts of interest which could impact our investment returns.

Oxford Lane Management, LLC’s (“Oxford Lane Management”) investment team manages the portfolio of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs. Additionally, Oxford Lane Management’s investment team manages the portfolio of Oxford Bridge II, LLC and Oxford Gate Master Fund, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of its investment adviser, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the SEC issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is the Fund’s investment adviser or an investment adviser controlling, controlled by, or under common control with our investment adviser, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the 1940 Act, providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

Increased Net Earnings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A general increase in interest rates may have the effect of making it easier for our investment adviser to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of the Fund’s Investment Advisory Agreement with Oxford Lane Management, any general increase in interest rates will likely have the effect of making it easier for Oxford Lane Management to meet the quarterly hurdle rate for payment of net investment income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of Oxford Lane Management. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, Oxford Lane Management could potentially receive a significant portion of the increase in the Fund’s investment income attributable to such a general increase in interest rates. If that were to occur, the Fund’s increase in net earnings, if any, would likely be significantly smaller than the relative increase in Oxford Lane Management’s net investment income incentive fee resulting from such a general increase in interest rates.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may borrow money and/or issue preferred stock to leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on our investment adviser’s and our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

Retention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The application of risk retention rules under Section 941 the Dodd-Frank Act to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.

There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the U.S. risk retention rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the U.S. risk retention rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the U.S. risk retention rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the U.S. risk retention rules and other factors.

COVID-19 Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due to the COVID-19 pandemic or other disruptions in the economy, we may reduce, defer or eliminate our distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.

The Fund cannot assure you that it will achieve investment results that will allow us to make a specified level of cash distributions. The Fund may also distribute taxable distributions that are payable in cash or shares of our common stock at the election of each stockholder. Under certain applicable IRS guidance, distributions by publicly offered RICs that are payable in cash or in shares of stock at the election of stockholders are treated as taxable distributions. The Internal Revenue Service has published a revenue procedure indicating that this rule will apply even where the total amount of cash to be distributed is not less than 20% of the total distribution. Under this revenue procedure, if too many stockholders elect to receive their distributions in cash, the cash available for distribution must be allocated among the stockholders electing to receive cash (with the balance of the distribution paid in stock). In no event will any stockholder electing to receive cash, receive less than the lesser of (a) the portion of the distribution such stockholder has elected to receive in cash or (b) an amount equal to his, her or its entire distribution times the percentage limitation on cash available for distribution. If the Fund decides to make any distributions consistent with this revenue procedure that are payable in part in our stock, taxable stockholders receiving such distributions will be required to include the full amount of the distribution (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain distribution) to the extent of the Fund’s current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such distributions in excess of any cash received. If a U.S. stockholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of its stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of such distribution that is payable in stock. In addition, if a significant number of the Fund’s stockholders determine to sell shares of its stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of its stock.

CLO [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a CLO vehicle in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” generally imposes a 30% withholding tax on payments of certain types of income to foreign financial institutions (“FFIs”) unless such FFIs either (i) enter into an agreement with the U.S. Treasury to report certain required information with respect to accounts held by U.S. persons (or held by foreign entities that have U.S. persons as substantial owners) or (ii) reside in a jurisdiction that has entered into an intergovernmental agreement (“IGA”) with the United States to collect and share such information and are in compliance with the terms of such IGA and any enabling legislation or regulations. The types of income subject to the tax include U.S. source interest and dividends. While existing U.S. Treasury regulations would also require withholding on payments of the gross proceeds from the sale of any property that could produce U.S. source interest or dividends, the U.S. Treasury Department has indicated in subsequent proposed regulations its intent to eliminate this requirement. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding tax. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect the Fund’s operating results and cash flows.

Common Stock [Member]
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]													“Other expenses” ($9.4 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023, and adjusted for any new and non-recurring expenses, such as an assumed issuance of an additional $50.0 million of common stock.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.85	$ 4.83	$ 5.49	$ 6.96	$ 7.21	$ 6.86	$ 6.22	$ 5.24	$ 4.21	$ 3.95	$ 2.5
Highest Price or Bid, NAV		5.54	$ 6.79	$ 7.32	$ 8.42	$ 8.53	$ 7.65	$ 7.88	$ 6.95	$ 6.07	$ 4.77	$ 6.25
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]		37.70%	44.40%	28.40%	23.10%	9.80%	20.10%	17.00%	11.60%	22.90%	93.50%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]		(2.00%)	8.30%	6.10%	4.00%	(1.60%)	(5.20%)	(11.80%)	(22.60%)	1.80%	(22.60%)
Latest Share Price	[12]	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.203	$ 0.203	$ 0.203	$ 0.203	$ 0.203	$ 0.203	$ 0.405
Latest NAV	[13]		$ 4.93	$ 5.07	$ 6.56	$ 6.93	$ 6.97	$ 6.56	$ 5.94	$ 5.44	$ 3.88	$ 3.23
Mandatorily Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]													50,000,000
Outstanding Security, Held [Shares]													11,486,721
Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 8. MANDATORILY REDEEMABLE PREFERRED STOCK

The Fund has authorized 50 million shares of mandatorily redeemable preferred stock, at a par value of $0.01 per share, and had 11,486,721 shares issued and outstanding at September 30, 2022. During the six months ended September 30, 2022, the Fund had the following series of preferred stock outstanding: public offerings of its 6.75% Series 2024 Term Preferred Shares (the “6.75% Series 2024 Shares”); 6.25% Series 2027 Term Preferred Shares (the “6.25% Series 2027 Shares”); 6.00% Series 2029 Term Preferred Shares (the “6.00% Series 2029 Shares”); and its 7.125% Series 2029 Term Preferred Shares (the “7.125% Series 2029 Shares”), collectively the “Term Preferred Shares”, each issued in an underwritten public offering. The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt. As of September 30, 2022, there were no accumulated but unpaid dividends on the Fund’s Term Preferred Shares.

On April 15, 2021 (the “Series 2023 Redemption Date”), the Fund redeemed all of the outstanding Series 2023 Term Preferred Stock at a redemption price of $25 per share of Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the Series 2023 Redemption Date. Upon the redemption of the Series 2023 Term Preferred Stock, the Fund accelerated unamortized debt issuance costs of approximately $0.5 million, and unamortized discount of approximately $0.5 million into net realized loss on redemption of mandatorily redeemable preferred stock in the Statement of Operations.

On June 6, 2022, the Fund completed an underwritten public offering of 2,400,000 shares of its newly designated 7.125% Series 2029 Shares at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. The Fund also granted the underwriters a 30-day over-allotment option to purchase additional shares of its 7.125% Series 2029 Shares on the same terms and conditions to cover over-allotments, if any. On July 7, 2022, under this 30-day over-allotment option, the Fund issued 150,000 shares, raising approximately $3.8 million in gross proceeds. The 7.125% Series 2029 Shares are listed on the NASDAQ Global Select Market and trade under the symbol “OXLCN”.

The Fund’s Term Preferred Share activity for the six months ended September 30, 2022, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2022	2,725,015	3,524,806	2,686,900	—	8,936,721
Shares issued	—	—	—	2,550,000	2,550,000
Shares redeemed	—	—	—	—	—
Shares outstanding at September 30, 2022	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

The Fund’s Term Preferred Share balances as of September 30, 2022, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(583,116)	(1,903,143)	(2,046,735)	(2,259,835)	(6,792,829)
Carrying value	$67,542,259	$86,217,007	$65,125,765	$61,490,165	$280,375,196
Fair value(1)	$67,035,369	$81,105,786	$60,777,678	$58,395,000	$267,313,833
Fair value price per share(1)	$24.60	$23.01	$22.62	$22.90

____________

(1)      Represents the September 30, 2022 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at September 30, 2022. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of September 30, 2022, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.8 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the six months ended September 30, 2022:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Stated interest expense(1)	$2,299,231	$2,753,755	$2,015,175	$1,299,570	$8,367,731
Amortization of deferred issuance costs	166,996	216,052	148,220	94,739	626,007
Total interest expense	$2,466,227	$2,969,807	$2,163,395	$1,394,309	$8,993,738
Effective interest rate(2)	7.22%	6.72%	6.42%	4.40%	6.19%
Cash paid for interest	$2,299,231	$2,753,755	$2,015,175	$1,299,570	$8,367,731

____________

(1)      Stated interest is composed of distributions declared and paid of approximately $8.4 million for the six months ended September 30, 2022.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

Long Term Debt, Principal													$ 287,168,025
Long Term Debt, Structuring [Text Block]

The Fund’s Term Preferred Share balances as of September 30, 2022, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(583,116)	(1,903,143)	(2,046,735)	(2,259,835)	(6,792,829)
Carrying value	$67,542,259	$86,217,007	$65,125,765	$61,490,165	$280,375,196
Fair value(1)	$67,035,369	$81,105,786	$60,777,678	$58,395,000	$267,313,833
Fair value price per share(1)	$24.60	$23.01	$22.62	$22.90

____________

(1)      Represents the September 30, 2022 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at September 30, 2022. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of September 30, 2022, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.8 million related to the issuance of the Term Preferred Shares.

Long Term Debt, Dividends and Covenants [Text Block]													The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt.
6.75% Series 2024 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													$ 68,125,375
6.25% Series 2027 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													88,120,150
6.00% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													67,172,500
7.125% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													$ 63,750,000
Notes Payable [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 9. BORROWINGS

NOTES PAYABLE — 6.75% UNSECURED NOTES DUE 2031

On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes (the “6.75% Notes”). The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.

The aggregate accrued interest payable on the 6.75% Notes as of September 30, 2022 was approximately $19,000. As of September 30, 2022, the Fund had unamortized deferred debt issuance costs of approximately $3.0 million, relating to the 6.75% Notes. The deferred debt issuance costs are being amortized over the term of the Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the six months ended September 30, 2022 was approximately 7.09%.

NOTES PAYABLE — 5.00% UNSECURED NOTES DUE 2027

On January 13, 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes (the “5.00% Notes” and together with the 6.75% Notes, the “Notes”). The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.

The aggregate accrued interest payable on the 5.00% Notes as of September 30, 2022, was approximately $14,000. As of September 30, 2022, the Fund had unamortized deferred debt issuance costs of approximately $2.9 million, relating to the 5.00% Notes. The deferred debt issuance costs are being amortized over the term of the 5.00% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the six months ended September 30, 2022 was approximately 5.66%.

6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[15]												$ 100,000,000		$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[14]												$ 2.58	[15]	$ 3.21	[16]	$ 2.88	[16]
Senior Securities Involuntary Liquidating Preference per Unit	[14]												25	[15]	25	[17]	25	[17]
Senior Securities Average Market Value per Unit	[14]												$ 0.99	[15]	$ 1.04	[18]	$ 1	[18]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Structuring [Text Block]													The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[19]												$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[19]												$ 2.58	[15]	$ 3.21	[16]
Senior Securities Involuntary Liquidating Preference per Unit	[19]												25	[15]	25	[17]
Senior Securities Average Market Value per Unit	[19]												$ 0.95	[15]	$ 0.99	[18]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Structuring [Text Block]													The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.
8.50% Series 2017 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[20]																										$ 15,811,250	$ 15,811,250	$ 15,811,250
Senior Securities Coverage per Unit	[16],[20]																										$ 2.47	$ 3.99	$ 8.79
Senior Securities Involuntary Liquidating Preference per Unit	[17],[20]																										25	25	25
Senior Securities Average Market Value per Unit	[18],[20]																										$ 1.03	$ 1.05	$ 1.03
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[21],[22],[23]																$ 57,034,875		$ 60,400,025		$ 90,400,025		$ 90,400,025		$ 90,400,025	$ 90,638,450	$ 73,869,250	$ 65,744,250
Senior Securities Coverage per Unit	[16],[21],[22],[23]																$ 2.88		$ 2.01		$ 2.73		$ 2.41		$ 2.59	$ 1.91	$ 2.47	$ 3.99
Senior Securities Involuntary Liquidating Preference per Unit	[17],[21],[22],[23]																25		25		25		25		25	25	25	25
Senior Securities Average Market Value per Unit	[18],[21],[22],[23]																$ 0.97		$ 1.01		$ 1.01		$ 1.02		$ 1.01	$ 0.97	$ 0.98	$ 0.94
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[24]																								$ 50,504,475	$ 50,539,775	$ 60,687,500
Senior Securities Coverage per Unit	[16],[24]																								$ 2.59	$ 1.91	$ 2.47
Senior Securities Involuntary Liquidating Preference per Unit	[17],[24]																								25	25	25
Senior Securities Average Market Value per Unit	[18],[24]																								$ 1.02	$ 1	$ 1.01
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[21],[25]												$ 68,125,375		$ 68,125,375		$ 68,125,375		$ 68,235,375		$ 68,235,375		$ 68,235,375
Senior Securities Coverage per Unit	[21],[25]												$ 2.58	[15]	$ 3.21	[16]	$ 2.88	[16]	$ 2.01	[16]	$ 2.73	[16]	$ 2.41	[16]
Senior Securities Involuntary Liquidating Preference per Unit	[21],[25]												25	[15]	25	[17]	25	[17]	25	[17]	25	[17]	25	[17]
Senior Securities Average Market Value per Unit	[21],[25]												$ 1.01	[15]	$ 1.01	[18]	$ 0.94	[18]	$ 1.01	[18]	$ 1.02	[18]	$ 1.01	[18]
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[21],[26]												$ 88,120,150		$ 88,120,150		$ 88,120,150		$ 91,600,000
Senior Securities Coverage per Unit	[21],[26]												$ 2.58	[15]	$ 3.21	[16]	$ 2.88	[16]	$ 2.01	[16]
Senior Securities Involuntary Liquidating Preference per Unit	[21],[26]												25	[15]	25	[17]	25	[17]	25	[17]
Senior Securities Average Market Value per Unit	[21],[26]												$ 0.97	[15]	$ 1	[18]	$ 0.89	[18]	$ 0.89	[18]
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[27]												$ 67,172,500		$ 67,172,500
Senior Securities Coverage per Unit	[16],[27]												$ 2.58		$ 3.21
Senior Securities Involuntary Liquidating Preference per Unit	[17],[27]												25		25
Senior Securities Average Market Value per Unit	[18],[27]												$ 0.95		$ 1
7.125% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[28]												$ 63,750,000
Senior Securities Coverage per Unit	[28]												$ 2.58
Senior Securities Involuntary Liquidating Preference per Unit	[28]												25
Senior Securities Average Market Value per Unit	[28]												$ 0.97
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[29]																		$ 40,000,000		$ 42,493,500		$ 42,493,500
Senior Securities Coverage per Unit	[16],[29]																		$ 2.01		$ 2.73		$ 2.41
Senior Securities Involuntary Liquidating Preference per Unit	[17],[29]
Senior Securities Average Market Value per Unit	[18],[29]

[1]	If applicable, the prospectus or prospectus supplement relating to an offering of our securities will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[2]	In the event that the securities to which this report relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[3]	” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[4]

(5)      The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. Amount reflects the estimated annual incentive fees payable to our investment adviser, Oxford Lane Management, LLC. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2023 and adjusted to include the estimated incentive fee based on the issuance of an additional $50.0 million of common stock.

The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•         no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•         100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•         20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to our investment adviser)

[5]

(7)      Assumes that we have an aggregate of (a) $68.1 million of preferred stock with a preferred rate of 6.75% per annum, (b) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (c) $67.2 million of preferred stock with a preferred rate of 6.00% per annum (d) $63.8 million of preferred stock with a preferred rate of 7.125% per annum, (e) $100 million of 6.75% unsecured notes due 2031, and (f) $100 million of 5.00% unsecured notes due 2027 which were the amounts outstanding as of September 30, 2022. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.

[6]

(9)      “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Fund’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Fund’s total annual expenses would have been 41.01%.

[7]

(6)      “Interest payments on borrowed funds” represents our annualized interest expense and includes dividends payable on our Term Preferred Shares and interest payable on the Notes, each as outstanding on September 30, 2022. We may issue additional shares of preferred stock or debt securities. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.

(7)      Assumes that we have an aggregate of (a) $68.1 million of preferred stock with a preferred rate of 6.75% per annum, (b) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (c) $67.2 million of preferred stock with a preferred rate of 6.00% per annum (d) $63.8 million of preferred stock with a preferred rate of 7.125% per annum, (e) $100 million of 6.75% unsecured notes due 2031, and (f) $100 million of 5.00% unsecured notes due 2027 which were the amounts outstanding as of September 30, 2022. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.

[8]	Assumes gross assets of $1,353.4 million and $487.2 million of leverage (which reflects $68.1 million of 6.75% Series 2024 Term Preferred Shares, $88.1 million aggregate amount of 6.25% Series 2027 Term Preferred Shares, $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $63.8 million aggregate amount of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031 and $100.0 million of the 5.00% Unsecured Notes due 2027 issued and outstanding as of September 30, 2022 and assumes net assets of $833.2 million (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock.
[9]	“Other expenses” ($9.4 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023, and adjusted for any new and non-recurring expenses, such as an assumed issuance of an additional $50.0 million of common stock.
[10]	Assumes (i) $1,353.4 million in pro forma total assets as of September 30, 2022 (adjusted to reflect the issuance of $68.1 million in outstanding 6.75% Series 2024 Term Preferred Shares, $88.1 million in outstanding 6.25% Series 2027 Term Preferred Shares, $67.2 million in outstanding 6.00% Series 2029 Term Preferred Shares, $63.8 million in outstanding 7.125% Series 2029 Term Preferred Shares, $100.0 million in outstanding 6.75% Notes and $100.0 million in outstanding 5.00% Notes; (ii) $833.2 million in pro forma net assets as of September 30, 2022 (adjusted to reflect the issuances described above); and (iii) an annualized average interest rate on our indebtedness and preferred equity, as of September 30, 2022 (adjusted to reflect the issuances described above), of 6.25%.
[11]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[12]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[13]

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

[14]	On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.
[15]	Total amount of each class of senior securities outstanding at the end of the period presented.
[16]

(2)      Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred, the Notes Shares and the Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares and the Notes, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

[17]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[18]

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

[19]	In January 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027.
[20]	On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.
[21]

(10)    On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

[22]	On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.
[23]	On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.
[24]	On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[25]	On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.
[26]

(9)      On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.

[27]

(14)    On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.

[28]

(16)    On June 6, 2022, we completed an underwritten public offering of 2,400,000 shares of our newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.

[29]

(11)    On May 1, 2019, the MRA was amended to (i) extend the maturity date of the Repo from July 2, 2019 to January 2, 2020, and (ii) reduce the funding cost of the MRA from 3-month LIBOR plus 3.15% per annum to 3-month LIBOR plus 2.90% per annum effective as of July 2, 2019. In addition, the Repo was partially paid down on May 15, 2019, from approximately $42.5 million to $35.0 million. On August 15, 2019, the MRA was amended to extend the maturity date of the Repo from January 2, 2020, to April 2, 2020. On November 4, 2019, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $8.2 million. On December 26, 2019, the Fund amended the MRA to extend the maturity date of the Repo from April 2, 2020 to October 2, 2020 and sold CLO securities to Nomura with a market value of approximately $50.0 million, resulting in an increase in the maximum facility size of the Repo from $35.0 million to $50.0 million. On March 17, 2020, in light of market conditions, the Fund elected to post additional collateral with a market value of approximately $20.9 million. In addition, the Repo was partially paid down on March 30, 2020, from $50,000,000 to $40,000,000. On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.